COMMITMENTS AND CONTIGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Future Minimum Lease Payments
Year ended December 31
2013	$57
2014	10

$67